INVENTORIES	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 5:-	INVENTORIES

	December 31,
	2023	2022

Raw materials	$11,884	$32,443
Work-in-progress	2,390	4,058
Finished goods	122,172	201,731

	$136,446	$238,232